REVENUE - Narrative (FY) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Number of reportable segments | segment	3	3
Contract with customer, liability	$ 1.1	$ 1.7	$ 1.2
Contract with customer, receivable, net	$ 2.5	$ 1.8	$ 0.8